Condensed Consolidated Statements of Cash Flows (Allied Integral United Inc) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of stock issued during the period		$ 3,801,000	$ 9,680,000
Allied Integral United Inc [Member]
Number of stock issued during the period	$ 400,000	$ 100